SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of weighted average assumptions used in the BSM pricing model for grants made

2019
Dividend yield	—
Expected annual volatility	39.4-41.1%
Risk-free interest rate	1.64-1.88%
Expected life of the awards (years)	5.91-6.05
Weighted-average grant date fair value of awards (per share)	$15.97

Summary of awards activity for the Company

	Options		SARs		RSUs		PSUs
		Weighted		Weighted		Weighted		Weighted
		average exercise		average exercise		average exercise		average exercise
	Quantity	price per share	Quantity	price per share	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2019	3,314,842	$37.17	126,100	$32.75	12,801,232	—	—	—
Granted	—	—	—	—	10,561,259	—	218,159	—
Exercised	(544,788)	29.43	(25,000)	32.85	(6,565,193)	—	—	—
Forfeited	—	—	—	—	(868,911)	—	—	—
Cancelled	—	—	—	—	(38,428)	—	—	—
Outstanding as of December 31, 2020	2,770,054	$38.70	101,100	$32.72	15,889,959	—	218,159	—

Summary of information about outstanding and exercisable awards

		Awards Outstanding			Awards Exercisable
			Average			Average
			Remaining	Aggregate		Remaining	Aggregate
	Type of	Number	Contractual	Intrinsic	Number	Contractual	Intrinsic
Exercise Price ($)	award	outstanding	Life (in years)	Value	exercisable	Life (in years)	Value
$36.62	Option	1,068,554	8.59	$35.2	400,708	8.59	$13.2
$40.00	Option	1,701,500	7.13	50.3	1,305,000	7.10	38.6
Total Options		2,770,054	7.70	85.5	1,705,708	7.45	51.8
$20.99	SARs	1,100	0.91	—	1,100	0.91	—
$32.85	SARs	100,000	2.56	3.7	100,000	2.56	3.7
Total SARs		101,100	2.54	3.7	101,100	2.54	3.7
Total RSUs	RSU	15,889,959	8.80	1,105.6	5,371,991	8.51	373.8
Total PSUs	PSU	218,159	9.87	20.6	—	—	—
Total Options, SARs, RSUs and PSUs		18,979,272	8.62	$1,215.4	7,178,799	8.18	$429.3

Summary of information about non-vested share awards

	Options		RSUs		PSUs
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant Date		Grant Date		Grant Date
	Quantity	Fair Value	Quantity	Fair Value	Quantity	Fair Value
Non-vested as of December 31, 2019	1,798,554	$15.43	9,235,579	$32.92	—	$—
Granted	—	—	10,561,259	54.14	218,159	94.23
Vested	(734,208)	15.36	(8,377,555)	44.38	—	—
Forfeited	—	—	(868,911)	36.78	—	—
Cancelled	—	—	(32,404)	37.96	—	—
Non-vested as of December 31, 2020	1,064,346	$15.48	10,517,968	$44.77	218,159	$94.23

2018 plan
Schedule of weighted average assumptions used in the BSM pricing model for grants made

2019
Dividend yield	—
Expected annual volatility	50.00%
Risk-free interest rate	7.76-8.88%
Expected life of the awards (years)	6.06 - 6.10
Weighted-average grant date fair value of awards (per share)	$131.25

Summary of awards activity for the Company

	Options		RSUs
		Weighted		Weighted
		average exercise		average exercise
	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2019	179,522	$215.28	271,542	$—
Granted	—	—	118,308	—
Exercised	(13,916)	202.97	(38,776)	—
Forfeited	(9,642)	203.83	(34,973)	—
Cancelled	(155,964)	217.08	(313,374)	—
Transfers from the MLU Group	—	—	(7)	—
Outstanding as of December 31, 2020	—	$—	2,720	$—

Summary of information about outstanding and exercisable awards

		Awards Outstanding		Awards Exercisable
			Average		Average
			Remaining		Remaining
	Type of	Number	Contractual	Number	Contractual
Exercise Price ($)	award	outstanding	Life (in years)	exercisable	Life (in years)
Total RSUs	RSU	2,720	8.34	749	8.17
Total RSUs		2,720	8.34	749	8.17

Summary of information about non-vested share awards

	Options		RSUs
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Quantity	Fair Value	Quantity	Fair Value
Non-vested as of December 31, 2018	69	$132.54	101,983	$163.40
Granted	256,812	131.25	191,214	218.27
Vested	(36,040)	132.05	(58,244)	179.91
Forfeited	(32)	132.64	(10,586)	193.31
Cancelled	(77,380)	132.07	(17,560)	214.72
Non-vested as of December 31, 2019	143,429	$130.60	206,807	$203.59
Granted	—	—	118,308	226.97
Vested	(34,939)	130.18	(44,260)	203.71
Forfeited	(9,642)	132.07	(34,973)	216.10
Cancelled	(98,848)	130.60	(244,532)	212.83
Transfers to the Group	—	—	621	119.42
Non-vested as of December 31, 2020	—	$—	1,971	$209.77